UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022

13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981

Signature, Place and Date of Signing:

/s/ Michael Bunyaner           New York, New York                 2/14/06
----------------------       ---------------------             --------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $152,859
                                         (thousands)

List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                      VALUE    SHRS OR   SH/  PUT/   INVSMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP      (X$1000)  PRN AMT   PRN  CALL   DSCRTN  MANGRS  SOLE     SHARED  NONE
ACCENTURE LTD BERMUDA          CL A           G1150G111   4,186    145,000   SH          Sole    None    145,000
FLEXTRONICS INTL LTD           ORD            Y2573F102   1,514    145,000   SH          Sole    None    145,000
MCDERMOTT INTL INC             COM            580037109     446     10,000   SH          Sole    None     10,000
CANADIAN NAT RES LTD           COM            136385101     496     10,000   SH          Sole    None     10,000
ARBINET THEXCHANGE INC         COM            03875P100   1,214    173,147   SH          Sole    None    173,147
C-COR INC                      COM            125010108     194     40,000   SH          Sole    None     40,000
CEMEX S A                      SPON ADR 5 ORD 151290889   3,560     60,000   SH          Sole    None     60,000
CISCO SYS INC                  COM            17275R102   3,736    218,200   SH          Sole    None    218,200
CITIGROUP INC                  COM            172967101   1,941     40,000   SH          Sole    None     40,000
COOPER CO INC                  COM NEW        216648402   1,026     20,000   SH          Sole    None     20,000
DOMINION RESOURCES INC VA NEW  COM            25746U109   2,316     30,000   SH          Sole    None     30,000
E TRADE FINANCIAL GROUP INC    COM            269246104   2,399    115,000   SH          Sole    None    115,000
FEDERAL HOME LN MTG CORP       COM            313400301   6,535    100,000   SH          Sole    None    100,000
FIRST DATA CORP                COM            319963104   3,871     90,000   SH          Sole    None     90,000
FLUOR CORP NEW                 COM            343412102   4,249     55,000   SH          Sole    None     55,000
HALLIBURTON CO                 COM            406216101   4,337     70,000   SH          Sole    None     70,000
SCHEIN HENRY INC               COM            806407102   2,837     65,000   SH          Sole    None     65,000
HUDSON CITY BANCORP            COM            443683107   4,242    350,000   SH          Sole    None    350,000
LIFEPOINT HOSPITALS INC        COM            53219L109     375     10,000   SH          Sole    None     10,000
LOEWS CORP                     COM            540424108   1,897     20,000   SH          Sole    None     20,000
LOWES COS INC                  COM            548661107   2,666     40,000   SH   PUT    Sole    None     40,000
MOBILE TELESTSTEMS OJSC        SPONSORED ADR  607409109   2,625     75,000   SH          Sole    None     75,000
NATIONAL FUEL GAS CO N J       COM            636180101   3,899    125,000   SH          Sole    None    125,000
NATIONAL-OILWELL VARGO INC     COM            637071101   4,076     65,000   SH          Sole    None     65,000
NEWS CORP                      CL A           65248E104   3,110    200,000   SH          Sole    None    200,000
NTL INC DEL                    COM            62940M104   3,744     55,000   SH          Sole    None     55,000
OWENS ILL INC                  COM NEW        690768403   5,050    240,000   SH          Sole    None    240,000
PEABODY ENERGY CORP            COM            704549104   5,357     65,000   SH          Sole    None     65,000
PEABODY ENERGY CORP            COM            704549104   2,473     30,000   SH   PUT    Sole    None     30,000
PETSMART INC                   COM            716768106   1,668     65,000   SH          Sole    None     65,000
PRECISION CASTPARTS CORP       COM            740189105   4,145     80,000   SH          Sole    None     80,000
PRECISION CASTPARTS CORP       COM            740189105   5,181    100,000   SH   PUT    Sole    None    100,000
SLM CORP                       COM            78442P106   9,365    170,000   SH          Sole    None    170,000
SNAP ON INC                    COM            833034101     413     11,000   SH   PUT    Sole    None     11,000
SOUTHWESTERN ENERGY CO         COM            845467109   2,336     65,000   SH          Sole    None     65,000
TIME WARNER INC                COM            887317105   6,104    350,000   SH          Sole    None    350,000
TYCO INTL LTD NEW              COM            902124106  11,688    405,000   SH          Sole    None    405,000
UNOVA INC                      COM            91529B106   3,211     95,000   SH          Sole    None     95,000
UNOVA INC                      COM            91529B106   3,380    100,000   SH   PUT    Sole    None    100,000
US BANCORP DEL                 COM NEW        902973304   5,081    170,000   SH          Sole    None    170,000
WALTER INDS INC                COM NEW        93317Q105   5,221    105,000   SH          Sole    None    105,000
XEROX CORP                     COM            984121103  10,695    730,000   SH          Sole    None    730,000

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